Estimated Fair Value of Call Option (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Measurement Input, Risk Free Interest Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative investment, measurement input	1.6	2.5
Measurement Input, Exercise Price [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of call option	$ 65,000	$ 65,000
Measurement Input, Expected Dividend Yield [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative investment, measurement input	0.00	0.00
Measurement Input, Expected Time to Exercise (Years) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative investment, expected term	1.4	2.4
Measurement Input, Asset Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Alternative investment, measurement input	28.0	25.0